Income tax - Provision for income taxes (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 18, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before tax	¥ (244,150)	¥ (504,146)	¥ (159,954)	¥ (94,297)
Tax expense calculated at the statutory tax rate of 25%	(61,038)	(126,037)	(39,989)	(23,574)
Effect of differing tax rates in different jurisdictions	23,959	(37,600)	10,188	986
Nontaxable income		(1,658)	(2,670)	(2,221)
Nondeductible expenses	5,519	5,055	11,221	14,675
Utilization of previously unrecognized tax losses	(201)	(1,746)	(2,123)	(5,872)
Utilization of previously unrecognized deductible temporary differences				(567)
Unrecognized deductible temporary differences	(6,815)	24,446	22,006	21,870
Unrecognized tax losses for the year	21,340	86,240	68,427	55,463
Adjustments in respect of current tax of previous period		2,834	398	49
Effect of non-U.S. operations*	10,955	272	(987)	(1,834)
Adoption of IFRS 16			989
PRC withholding tax	20	5,622	964	774
Lower tax rate or exemption of taxable amount for specific provinces or enacted by local authority		(852)
Result of disposal of subsidiaries		(4,068)
Income tax expense/(benefit)	¥ (6,261)	¥ 27,708	¥ 68,424	¥ 59,749
Statutory tax expenses rate, percentage		25.00%